SUPPLEMENT dated January 26, 2004 to
                       PROSPECTUSES dated May 1, 2003 for
               PROTECTIVE PRESERVER VARIABLE LIFE INSURANCE POLICY
                   issued by Protective Life Insurance Company


The eighth sentence of the section entitled "Loans" on page 4 of the prospectus is revised as follows:

         "For Policies applied for on or after December 19, 2003 in all states other than Illinois, Massachusetts and Oregon and for Policies applied for on or after January 26, 2004 in Illinois, Massachusetts and Oregon, the current annual interest rate on the Preferred Loan portion of the outstanding Policy Debt is 3.0% (4.0% for Policies applied for in all states other than Illinois, Massachusetts and Oregon before December 19, 2003, and for Policies applied for before January 26, 2004 in Illinois, Massachusetts and Oregon)."


The Periodic Charge section of the Protective Preserver Fee Table identifying "Net Cost of Loans" on page 10 of the prospectus is revised as follows:


  Charge             When Charge is        Amount Deducted- Maximum           Amount Deducted-
                     Deducted              Guaranteed Charge                  Current Charge
Net Cost of        On Each Policy        3.00% (annually) for standard      2.00% (annually) for standard
  Loans(4)           Anniversary, as       loans in Policies applied for on   loans in Policies applied for on
                     applicable (5)        or after 12/19/2003 in states      or after 12/19/2003 in states
                                           other than Illinois,               other than Illinois,
                                           Massachusetts and Oregon, and in   Massachusetts and Oregon and in
                                           Policies applied for on or after   Policies applied for on or after
                                           1/26/04 in Illinois,               1/26/04 in Illinois,
                                           Massachusetts and Oregon (2.0%     Massachusetts and Oregon (2.0%
                                           for Policies applied for before    for Policies applied for before
                                           1/26/04 in Illinois,               1/26/04 in Illinois,
                                           Massachusetts and Oregon and for   Massachusetts and Oregon and for
                                           Policies applied for in all        Policies applied for in all
                                           states before 12/19/2003); 0.25%   states before 12/19/2003); 0.00%
                                           for carryover/preferred loans      for carryover/ preferred loans
  ------------------ --------------------- ---------------------------------- ----------------------------------

The Loan Interest Rates table in the section entitled "Interest" on page 23 of the prospectus is revised as follows:
                              Loan Interest Rates

  ----------------------------------- ---------------- --------------- ----------------------- ----------------------
  Type of Policy                      Current          Guaranteed      Current                 Guaranteed
                                      Standard Loan    Standard Loan   Carry-Over/Preferred    Carry-Over/Preferred
                                      Charge           Charge          Loan Charge             Loan Charge
  Preserver (Policies applied for     5.0%             6.0%            3.0%                    3.25%
  on or after December 19, 2003 in
  all states except Illinois,
  Massachusetts and Oregon and in
  Policies applied for on or after
  January 26, 2004 in Illinois,
  Massachusetts and Oregon)
  ----------------------------------- ---------------- --------------- ----------------------- ----------------------
  ----------------------------------- ---------------- --------------- ----------------------- ----------------------
  Preserver (Policies applied for     6.0%             6.0%            4.0%                    4.25%
  before December 19, 2003 in all
  states except Illinois,
  Massachusetts,  and Oregon and
  before January 26, 2004 in
  Illinois, Massachusetts and
  Oregon)
  ----------------------------------- ---------------- --------------- ----------------------- ----------------------
  ----------------------------------- ---------------- --------------- ----------------------- ----------------------
  Single Premium Plus                 6.0%             6.0%            4.0%                    4.25%
  ----------------------------------- ---------------- --------------- ----------------------- ----------------------




The first sentence in the second paragraph in the section entitled "Interest" on page 24 of the prospectus is revised as follows:

         "For Policies applied for on or after December 19, 2003 in all states other than Illinois, Massachusetts and Oregon and in Policies applied for on or after January 26, 2004 in Illinois, Massachusetts and Oregon, the Loan Account is credited with an effective annual interest rate of not less than 3.0% (4.0% for Policies applied for in all states other than Illinois, Massachusetts and Oregon before December 19, 2003, and for Policies applied for before January 26, 2004 in Illinois, Massachusetts and Oregon)."


The Net Cost of Loans table in the section entitled "Interest" on page 24 of the prospectus is revised as follows:
                                Net Cost of Loans

---------------------------------------- ----------------- ------------------ -------------------- -------------------
Type of Policy                           Current           Guaranteed         Current              Guaranteed
                                         Standard Loan     Standard Loan      Carry-Over/Preferred Carry-Over/Preferred
                                         Charge            Charge             Loan Charge          Loan Charge
Preserver (Policies applied for on or    2.0%              3.0%               0.0%                 0.25%
after December 19, 2003 in all states
except Illinois, Massachusetts and
Oregon and in Policies applied for
on or after January 26, 2004 in
Illinois, Massachusetts and Oregon)
---------------------------------------- ----------------- ------------------ -------------------- -------------------
---------------------------------------- ----------------- ------------------ -------------------- -------------------
Preserver (Policies applied for before   2.0%              2.0%               0.0%                 0.25%
December 19, 2003 in all states except
Illinois, Massachusetts and Oregon and
before January 26, 2004 in Illinois,
Massachusetts and Oregon)
---------------------------------------- ----------------- ------------------ -------------------- -------------------
---------------------------------------- ----------------- ------------------ -------------------- -------------------
Single Premium Plus                      2.0%              2.0%               0.0%                 0.25%
---------------------------------------- ----------------- ------------------ -------------------- -------------------

The fourth sentence of the second paragraph in the section entitled "Interest Credited on Guaranteed Account" on page 26 of the prospectus is revised as follows:

         "For Policies applied for on or after December 19, 2003 in all states other than Illinois, Massachusetts and Oregon and in Policies applied for on or after January 26, 2004 in Illinois, Massachusetts and Oregon, the initial annual effective interest rate and the current interest rates that Protective will credit are annual effective interest rates of not less than 3.00% (4.0% for Policies applied for in all states other than Illinois, Massachusetts and Oregon before December 19, 2003, and for Policies applied for before January 26, 2004 in Illinois, Massachusetts and Oregon)."


The second sentence of the paragraph in the section entitled "Payments from the Guaranteed Account" on page 27 of the prospectus is revised as follows:

         "If a payment from the Fixed Account and/or the DCA Fixed Account is deferred for 30 days or more, it will bear interest at a rate of 3% per year for Policies applied for on or after December 19, 2003 in all states other than Illinois, Massachusetts and Oregon and in Policies applied for on or after January 26, 2004 in Illinois, Massachusetts and Oregon (4.0% for Policies applied for in all states other than Illinois, Massachusetts and Oregon before December 19, 2003, and for Policies applied for before January 26, 2004 in Illinois, Massachusetts and Oregon) (or an alternative rate if required by applicable state insurance law), compounded annually while payment is deferred."






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